Key Management Personnel	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Key Management Personnel
3 2 .	KEY MANAGEMENT PERSONNEL
The Company’s key management personnel, and persons connected with them, are also considered to be related parties for disclosure purposes. Key management personnel are defined as those individuals having authority and responsibility for planning, directing and controlling the activities of the Company and include the executive leadership team (ELT) and the Board of Directors.

Remuneration of the Company’s Board of Directors and ELT for the respective years are as follows:

Year ended,	March 31, 2023	March 31, 2022

Salaries and benefits	$12.3	$5.2

Director fees	1.5	0.6

Share-based compensation (Note 33)	4.4	5.7

	$18.2	$11.5